BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 411,217	[1]	$ 313,169	[1]	$ 304,482	[1]
Vessels and equipment, net	715,431		647,519
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues	345,642		282,862		285,393
Manufacturing revenues	65,575		30,307		19,089
Running and voyage expenses	251,816		235,953		211,926
Manufacturing Costs	45,662	[2]	18,474	[2]	12,681	[2]
Depreciation and amortization	42,535	[2]	43,852	[2]	39,144	[2]
Segment operating (loss) profit	35,166		(25,119)		19,384
Segment assets	891,670		773,832		780,170
Total consolidated assets	980,011		1,010,318
Investments in and receivables from affiliates	4,436		4,282		6,851	[3]
Loss from investment in affiliates	(520)		(1,175)		(1,073)
Additions to long-lived assets	122,615		40,016		96,112
Impairment charge	0	[2]	16,000	[2]	0	[2]
Operating expenses from related parties	2,509		2,753		4,622
Reconciliation from Segment Totals to Consolidated [Abstract]
Corporate cash and cash equivalents	72,625		222,215		34,096		105,570
Consolidated total assets	980,011		1,010,318
South America [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	82.00%		76.00%		88.00%
Percentage of vessels and equipment (in hundredths)	82.00%		87.00%
Revenues	338,115	[1]	238,572	[1]	267,420	[1]
Vessels and equipment, net	589,736		564,352
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	13,933	[1]	28,320	[1]	19,910	[1]
Vessels and equipment, net	24,376		25,474
Central America [Member]
Segment Reporting Information [Line Items]
Revenues	49,466	[1]	35,333	[1]	16,499	[1]
North America [Member]
Segment Reporting Information [Line Items]
Revenues	1,553	[1]	7,438	[1]	227	[1]
Asia [Member]
Segment Reporting Information [Line Items]
Revenues	7,210	[1]	3,506	[1]	426	[1]
Vessels and equipment, net	96,994	[4]	53,496	[4]
Other Countries [Member]
Segment Reporting Information [Line Items]
Vessels and equipment, net	4,325		4,197
ARGENTINA [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	19.00%		28.00%		29.00%
BRAZIL [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	25.00%		29.00%		25.00%
URUGUAY [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	6.00%		4.00%		20.00%
PARAGUAY [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	27.00%		12.00%		12.00%
Product Tanker [Member]
Segment Reporting Information [Line Items]
Number of Vessels	3
River Business [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues	181,223		132,972		155,505
Manufacturing revenues	65,575		30,307		19,089
Running and voyage expenses	146,146		130,179		120,038
Manufacturing Costs	45,662		18,474		12,681
Depreciation and amortization	23,977		21,996		20,139
Segment operating (loss) profit	10,616		(18,963)		13,138
Segment assets	446,539		387,484		392,549
Investments in and receivables from affiliates	4,216		4,032		6,595	[3]
Loss from investment in affiliates	(490)		(1,168)		(1,042)
Additions to long-lived assets	9,309		24,634		73,265
Shipyard [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	16.00%		10.00%		6.00%
Offshore Supply Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	23.00%		25.00%		21.00%
Number of Vessels	11
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues	93,154		76,661		64,606
Manufacturing revenues	0		0		0
Running and voyage expenses	45,497		43,405		38,852
Manufacturing Costs	0		0		0
Depreciation and amortization	11,676		10,938		9,436
Segment operating (loss) profit	29,055		17,615		10,999
Segment assets	363,575		263,315		263,094
Investments in and receivables from affiliates	0		0		0	[3]
Loss from investment in affiliates	0		0		0
Additions to long-lived assets	104,332		13,405		19,502
Offshore Supply Business [Member] | CHINA [Member]
Segment Reporting Information [Line Items]
Number of Vessels	3
Ocean Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	17.00%		23.00%		22.00%
Number of Vessels	6
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues	71,265		73,229		65,282
Manufacturing revenues	0		0		0
Running and voyage expenses	60,173		62,369		53,036
Manufacturing Costs	0		0		0
Depreciation and amortization	6,882		10,918		9,569
Segment operating (loss) profit	(4,505)		(23,771)	[5]	(4,753)
Segment assets	81,556		123,033		124,527
Investments in and receivables from affiliates	220		250		256	[3]
Loss from investment in affiliates	(30)		(7)		(31)
Additions to long-lived assets	8,974		1,977		3,345
Ocean Business [Member] | Product Tanker [Member]
Segment Reporting Information [Line Items]
Number of Vessels	4
Ocean Business [Member] | Feeder Container Vessels [Member]
Segment Reporting Information [Line Items]
Number of Vessels	2
Ocean Business [Member] | Leased Vessels [Member]
Segment Reporting Information [Line Items]
Number of Vessels	1
Corporate [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment assets	72,625		222,215
Additions to long-lived assets					1,751
Ocean and offshore Supply Business [Member]
Major Customers [Abstract]
Number of major customer	1		1		1
Major customer revenue amount	100,400		92,000		86,400
Major customer percentage of revenue (in hundredths)	24.00%		29.00%		28.00%
Reportable Segments [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment assets	891,670		773,832
Other Assets Segments [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	44.00%		42.00%		51.00%
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment assets	15,716		14,271
Major Customers [Abstract]
Number of major customer	1		1		1
Major customer revenue amount	64,400		49,600		60,200
Major customer percentage of revenue (in hundredths)	16.00%		16.00%		20.00%
Other customer revenue amount	55,600
Other customer percentage of revenue (in hundredths)	14.00%
Other Assets Segments [Member] | River Barges [Member]
Segment Reporting Information [Line Items]
Number of Vessels	1
Major Customers [Abstract]
Other customer revenue amount	$ 48,300
Other customer percentage of revenue (in hundredths)	12.00%

[1]	Classified by country of domicile of charterers/costumers.
[2]	(1) Operating expenses included $ 2,509, $2,753 and $4,622 in 2013, 2012 and 2011, respectively, from related parties.
[3]	Excludes $1,751, which corresponds to additions to corporate assets.
[4]	At December 31, 2013 corresponds to our three PSVs newbuilt resales, which were in a yard in China for certains upgrade works.
[5]	Includes an impairment charge for our product tanker M/V Amadeo of $16,000.